Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Reconciliation of Liabilities Arising from Financing Activities
The changes in the Group’s liabilities arising from financing activities can be classified as follows:

As at	March 31, 2023				March 31, 2022
	Contingent consideration	Current portion of long-term debt	Long-term debt	Total	Current portion of long-term debt	Long-term debt	Total
	$	$	$	$	$	$	$
Beginning balance	—	19,316	87,360	106,676	35,134	19,817	54,951
Repayment	—	(20,362)	(77,156)	(97,518)	(42,590)	(103,919)	(146,509)
Proceeds	—	—	98,682	98,682	—	156,768	156,768
Total cash flow	—	(20,362)	21,526	1,164	(42,590)	52,849	10,259
Business acquisition (note 3)	9,157	3,684	7,369	20,210	38,584	8,887	47,471
Amortization of finance costs	—	—	430	430	—	277	277
Interest accretion on balances of purchase payable	—	393	391	784	—	823	823
PPP loan forgiveness	—	—	—	—	—	(5,868)	(5,868)
Impacts of foreign exchange	—	1,250	5,833	7,083	(9)	(1,228)	(1,237)
Reclassification other long-term debt	—	8,527	(8,527)	—	(11,803)	11,803	—
Total non cash	9,157	13,854	5,496	28,507	26,772	14,694	41,466
Ending balance	9,157	12,808	114,382	136,347	19,316	87,360	106,676